PUTNAM HARTFORD CAPITAL ACCESS II
SEPARATE ACCOUNT TEN (FORMERLY KNOWN AS
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO)
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-521-0538                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Putnam Hartford Capital Access II variable annuity. Please read it carefully.

The Putnam Hartford Capital Access II variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Asia Pacific Growth Fund of Putnam Variable Trust

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IB shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Global Growth Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IB shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IB shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Growth Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IB shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IB shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IB shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IB shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IB shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM TECHNOLOGY SUB-ACCOUNT which purchases Class IB shares of Putnam VT Technology Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IB shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IB shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund of Putnam Variable Trust

- PUTNAM VOYAGER FUND II SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund II of Putnam Variable Trust

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-521-0538 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2001
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    7
----------------------------------------------------------------------
HIGHLIGHTS                                                       11
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  The Separate Account                                           13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  15
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   15
----------------------------------------------------------------------
THE CONTRACT                                                     16
----------------------------------------------------------------------
  Purchases and Contract Value                                   16
----------------------------------------------------------------------
  Charges and Fees                                               18
----------------------------------------------------------------------
  Death Benefit                                                  20
----------------------------------------------------------------------
  Surrenders                                                     23
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  25
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         27
----------------------------------------------------------------------
OTHER INFORMATION                                                28
----------------------------------------------------------------------
  Legal Matters                                                  28
----------------------------------------------------------------------
  More Information                                               28
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       29
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         33
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          34
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               37
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

 CONTRACT OWNER TRANSACTION EXPENSES
 Sales Charge Imposed on Purchases (as a percentage of Premium
   Payments)                                                         None
 -------------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
   Payments) (1)
     First Year (2)                                                     6%
 -------------------------------------------------------------------------
     Second Year                                                        5%
 -------------------------------------------------------------------------
     Third Year                                                         4%
 -------------------------------------------------------------------------
     Fourth Year                                                        0%
 -------------------------------------------------------------------------
 ANNUAL MAINTENANCE FEE (3)                                          $ 30
 -------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value)
 -------------------------------------------------------------------------
     Mortality and Expense Risk Charge                               1.50%
 -------------------------------------------------------------------------
     Administrative Fees                                             0.20%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses                          1.70%
 -------------------------------------------------------------------------
 OPTIONAL CHARGES (as a percentage of average daily Sub-Account
   Value)
     Optional Death Benefit Charge                                   0.15%
 -------------------------------------------------------------------------
     Earnings Protection Benefit Charge                              0.20%
 -------------------------------------------------------------------------
     Total Separate Account Annual Expenses with all Optional
      Charges                                                        2.05%
 -------------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                                 TOTAL ANNUAL
                                                                                                                FUND OPERATING
                                                                                                                   EXPENSES
                                                              MANAGEMENT FEES    12B-1 FEES    OTHER EXPENSES   (INCLUDING ANY
                                                              (INCLUDING ANY   (INCLUDING ANY  (INCLUDING ANY   WAIVERS AND ANY
                                                                 WAIVERS)       WAIVERS) (1)   REIMBURSEMENTS)  REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund (2)(3)                   0.65%           0.25%            0.25%            1.15%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                 0.80%           0.25%            0.27%            1.32%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund (3)                            0.65%           0.25%            0.27%            1.17%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                                  0.68%           0.25%            0.10%            1.03%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston                         0.65%           0.25%            0.11%            1.01%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                             0.65%           0.25%            0.14%            1.04%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                       0.66%           0.25%            0.10%            1.01%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                                   0.46%           0.25%            0.04%            0.75%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (3)                            0.70%           0.25%            0.16%            1.11%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                                     0.70%           0.25%            0.09%            1.04%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                          0.66%           0.25%            0.08%            0.99%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                              0.61%           0.25%            0.06%            0.92%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                                0.76%           0.25%            0.18%            1.19%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund                     0.80%           0.25%            0.17%            1.22%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund                     1.00%           0.25%            0.21%            1.46%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                                           0.58%           0.25%            0.07%            0.90%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                        0.42%           0.25%            0.08%            0.75%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                                   0.52%           0.25%            0.05%            0.82%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                           0.70%           0.25%            0.09%            1.04%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                               0.70%           0.25%            0.11%            1.06%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                                            0.65%           0.25%            0.13%            1.03%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund                                     0.80%           0.25%            0.30%            1.35%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (3)                                      1.00%           0.25%            0.78%            2.03%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                         0.65%           0.25%            0.07%            0.97%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                               0.60%           0.25%            0.07%            0.92%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                             0.51%           0.25%            0.05%            0.81%
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II (3)                                      0.70%           0.25%            0.30%            1.25%
-------------------------------------------------------------------------------------------------------------------------------

(1) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.
(2) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund reflect voluntary reductions and reimbursements through at least December 31, 2001. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                                           TOTAL ANNUAL
                                                                                                          FUND OPERATING
                                                              MANAGEMENT FEE  12B-1 FEES  OTHER EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund                         0.65%         0.25%         0.45%           1.35%
------------------------------------------------------------------------------------------------------------------------

(3) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000. Putnam VT Technology Fund commenced operations on June 14, 2000. Putnam VT Capital Appreciation Fund and Putnam VT Voyager Fund II commenced operations on September 1, 2000. Expenses are based on estimates for each Fund's first full fiscal year.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM AMERICAN
   GOVERNMENT
   INCOME
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $85    $130    $156     $328    $29    $ 91    $155     $327     $30      $ 92      $156       $328
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $87    $135    $164     $343    $31    $ 96    $163     $342     $32      $ 96      $164       $343
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $87    $136    $166     $347    $31    $ 97    $165     $347     $32      $ 98      $166       $347
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $89    $141    $173     $362    $33    $102    $173     $361     $34      $102      $173       $362
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM ASIA
   PACIFIC
   GROWTH
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $87    $135    $165     $345    $31    $ 96    $164     $344     $32      $ 97      $165       $345
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $88    $140    $172     $359    $32    $101    $171     $358     $33      $101      $172       $359
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $89    $141    $174     $363    $33    $102    $174     $363     $34      $103      $174       $363
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $91    $146    $182     $377    $35    $107    $181     $377     $35      $107      $182       $377
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM CAPITAL
   APPRECIATION
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $85    $131    $157     $330    $29    $ 92    $156     $329     $30      $ 92      $157       $330
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $87    $135    $165     $345    $31    $ 96    $164     $344     $32      $ 97      $165       $345
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $87    $137    $167     $349    $31    $ 98    $166     $348     $32      $ 98      $167       $349
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $89    $141    $174     $363    $33    $102    $174     $363     $34      $103      $174       $363
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM
   DIVERSIFIED
   INCOME
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $127    $150     $317    $28    $ 87    $149     $316     $29      $ 88      $150       $317
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $131    $158     $331    $30    $ 92    $157     $330     $30      $ 93      $158       $331
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $133    $160     $336    $30    $ 93    $159     $335     $31      $ 94      $160       $336
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $88    $137    $168     $350    $32    $ 98    $167     $349     $32      $ 99      $168       $350
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM THE
   GEORGE PUTNAM
   FUND OF
   BOSTON
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $126    $149     $315    $28    $ 87    $148     $314     $29      $ 87      $149       $315
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $131    $157     $329    $29    $ 91    $156     $328     $30      $ 92      $157       $329
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $132    $159     $334    $30    $ 93    $158     $333     $31      $ 94      $159       $334
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $87    $136    $167     $348    $31    $ 97    $166     $348     $32      $ 98      $167       $348
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM GLOBAL
   ASSET
   ALLOCATION
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $127    $151     $318    $28    $ 88    $150     $317     $29      $ 88      $151       $318
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $86    $131    $158     $332    $30    $ 92    $157     $331     $30      $ 93      $158       $332
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $133    $161     $337    $30    $ 94    $160     $336     $31      $ 94      $161       $337
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $88    $137    $168     $351    $32    $ 98    $167     $350     $32      $ 99      $168       $351
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM GLOBAL
   GROWTH
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $126    $149     $315    $28    $ 87    $148     $314     $29      $ 87      $149       $315
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $131    $157     $329    $29    $ 91    $156     $328     $30      $ 92      $157       $329
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $132    $159     $334    $30    $ 93    $158     $333     $31      $ 94      $159       $334
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $87    $136    $167     $348    $31    $ 97    $166     $348     $32      $ 98      $167       $348
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM GROWTH
   AND INCOME
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $81    $118    $136     $289    $25    $ 79    $135     $288     $26      $ 80      $136       $289
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $83    $123    $143     $304    $27    $ 83    $143     $303     $27      $ 84      $143       $304
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $83    $124    $146     $309    $27    $ 85    $145     $308     $28      $ 86      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $85    $129    $154     $323    $29    $ 89    $153     $323     $29      $ 90      $154       $323
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM GROWTH
   OPPORTUNITIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $85    $129    $154     $324    $29    $ 90    $153     $324     $30      $ 91      $154       $324
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $86    $134    $162     $339    $30    $ 94    $161     $338     $31      $ 95      $162       $339
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $87    $135    $164     $344    $31    $ 96    $163     $343     $32      $ 97      $164       $344
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $88    $139    $171     $358    $32    $100    $171     $357     $33      $101      $171       $358
 -----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM HEALTH
   SCIENCES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $127    $151     $318    $28    $ 88    $150     $317     $29      $ 88      $151       $318
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $86    $131    $158     $332    $30    $ 92    $157     $331     $30      $ 93      $158       $332
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $133    $161     $337    $30    $ 94    $160     $336     $31      $ 94      $161       $337
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $88    $137    $168     $351    $32    $ 98    $167     $350     $32      $ 99      $168       $351
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM HIGH
   YIELD
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $126    $148     $313    $28    $ 86    $147     $312     $28      $ 87      $148       $313
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $130    $156     $327    $29    $ 91    $155     $326     $30      $ 91      $156       $327
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $131    $158     $332    $30    $ 92    $157     $331     $30      $ 93      $158       $332
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $87    $136    $166     $347    $31    $ 97    $165     $346     $32      $ 98      $166       $347
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM INCOME
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $83    $123    $144     $306    $27    $ 84    $144     $305     $28      $ 85      $144       $306
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $84    $128    $152     $321    $28    $ 89    $151     $320     $29      $ 89      $152       $321
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $85    $129    $155     $325    $29    $ 90    $154     $324     $30      $ 91      $155       $325
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $86    $134    $162     $340    $30    $ 95    $161     $339     $31      $ 95      $162       $340
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM
   INTERNATIONAL
   GROWTH
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $86    $131    $158     $332    $30    $ 92    $157     $331     $30      $ 93      $158       $332
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $87    $136    $166     $347    $31    $ 97    $165     $346     $32      $ 98      $166       $347
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $88    $137    $168     $351    $32    $ 98    $167     $350     $32      $ 99      $168       $351
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $89    $142    $175     $365    $33    $103    $175     $364     $34      $104      $175       $365
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM
   INTERNATIONAL
   GROWTH AND
   INCOME
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $86    $132    $160     $335    $30    $ 93    $159     $334     $31      $ 94      $160       $335
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $87    $137    $167     $349    $31    $ 98    $166     $348     $32      $ 98      $167       $349
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $88    $138    $169     $354    $32    $ 99    $169     $353     $33      $100      $169       $354
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $89    $143    $177     $368    $34    $104    $176     $367     $34      $104      $177       $368
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM
   INTERNATIONAL
   NEW
   OPPORTUNITIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $88    $139    $171     $358    $32    $100    $171     $357     $33      $101      $171       $358
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $90    $144    $179     $372    $34    $105    $178     $371     $35      $106      $179       $372
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $90    $145    $181     $376    $34    $106    $181     $376     $35      $107      $181       $376
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $92    $150    $189     $390    $36    $111    $188     $389     $37      $112      $189       $390
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM
   INVESTORS
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $83    $123    $143     $304    $27    $ 83    $143     $303     $27      $ 84      $143       $304
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $84    $127    $151     $319    $28    $ 88    $150     $318     $29      $ 89      $151       $319
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $85    $129    $154     $323    $29    $ 89    $153     $323     $29      $ 90      $154       $323
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $86    $133    $161     $338    $30    $ 94    $160     $337     $31      $ 95      $161       $338
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM MONEY
   MARKET
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $81    $118    $136     $289    $25    $ 79    $135     $288     $26      $ 80      $136       $289
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $83    $123    $143     $304    $27    $ 83    $143     $303     $27      $ 84      $143       $304
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $83    $124    $146     $309    $27    $ 85    $145     $308     $28      $ 86      $146       $309
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $85    $129    $154     $323    $29    $ 89    $153     $323     $29      $ 90      $154       $323
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM NEW
   OPPORTUNITIES
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $82    $120    $139     $296    $26    $ 81    $139     $295     $27      $ 82      $139       $296
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $83    $125    $147     $311    $27    $ 85    $146     $310     $28      $ 86      $147       $311
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $84    $126    $149     $316    $28    $ 87    $149     $315     $29      $ 88      $149       $316
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $85    $131    $157     $330    $29    $ 92    $156     $329     $30      $ 92      $157       $330
 -----------------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM NEW
   VALUE
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $127    $151     $318    $28    $ 88    $150     $317     $29      $ 88      $151       $318
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $86    $131    $158     $332    $30    $ 92    $157     $331     $30      $ 93      $158       $332
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $133    $161     $337    $30    $ 94    $160     $336     $31      $ 94      $161       $337
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $88    $137    $168     $351    $32    $ 98    $167     $350     $32      $ 99      $168       $351
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM OTC &
   EMERGING
   GROWTH
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $128    $152     $320    $28    $ 88    $151     $319     $29      $ 89      $152       $320
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $86    $132    $159     $334    $30    $ 93    $158     $333     $31      $ 94      $159       $334
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $134    $162     $339    $30    $ 94    $161     $338     $31      $ 95      $162       $339
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $88    $138    $169     $353    $32    $ 99    $168     $352     $33      $100      $169       $353
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM RESEARCH
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $84    $127    $150     $317    $28    $ 87    $149     $316     $29      $ 88      $150       $317
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $131    $158     $331    $30    $ 92    $157     $330     $30      $ 93      $158       $331
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $86    $133    $160     $336    $30    $ 93    $159     $335     $31      $ 94      $160       $336
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $88    $137    $168     $350    $32    $ 98    $167     $349     $32      $ 99      $168       $350
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM SMALL
   CAP VALUE
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $87    $136    $166     $347    $31    $ 97    $165     $347     $32      $ 98      $166       $347
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $89    $141    $173     $362    $33    $102    $173     $361     $34      $102      $173       $362
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $89    $142    $176     $366    $33    $103    $175     $365     $34      $104      $176       $366
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $91    $146    $183     $380    $35    $108    $182     $379     $36      $108      $183       $380
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM
   TECHNOLOGY
   FUND
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $94    $156    $199     $410    $38    $118    $199     $409     $39      $118      $199       $410
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $96    $160    $207     $423    $40    $122    $206     $422     $41      $123      $207       $423
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $96    $162    $209     $427    $40    $123    $208     $427     $41      $124      $209       $427
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $98    $166    $216     $440    $42    $128    $215     $440     $43      $129      $216       $440
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM
   UTILITIES
   GROWTH AND
   INCOME
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $83    $125    $147     $311    $27    $ 85    $146     $310     $28      $ 86      $147       $311
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $85    $129    $155     $325    $29    $ 90    $154     $324     $30      $ 91      $155       $325
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $85    $131    $157     $330    $29    $ 92    $156     $329     $30      $ 92      $157       $330
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $87    $135    $165     $345    $31    $ 96    $164     $344     $32      $ 97      $165       $345
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM VISTA
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $83    $123    $144     $306    $27    $ 84    $144     $305     $28      $ 85      $144       $306
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $84    $128    $152     $321    $28    $ 89    $151     $320     $29      $ 89      $152       $321
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $85    $129    $155     $325    $29    $ 90    $154     $324     $30      $ 91      $155       $325
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $86    $134    $162     $340    $30    $ 95    $161     $339     $31      $ 95      $162       $340
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM VOYAGER
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $82    $120    $139     $295    $26    $ 81    $138     $294     $26      $ 81      $139       $295
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $83    $125    $146     $310    $27    $ 85    $146     $309     $28      $ 86      $146       $310
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $84    $126    $149     $315    $28    $ 87    $148     $314     $29      $ 87      $149       $315
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $85    $131    $157     $329    $29    $ 91    $156     $328     $30      $ 92      $157       $329
 -----------------------------------------------------------------------------------------------------------------------
 PUTNAM VOYAGER
   FUND II
 -----------------------------------------------------------------------------------------------------------------------
   Without any
    optional
    benefits      $86    $133    $161     $338    $30    $ 94    $160     $337     $31      $ 95      $161       $338
 -----------------------------------------------------------------------------------------------------------------------
   With Optional
    Death
    Benefit       $88    $138    $168     $352    $32    $ 99    $168     $351     $33      $ 99      $168       $352
 -----------------------------------------------------------------------------------------------------------------------
   With Earnings
    Protection
    Benefit       $88    $139    $171     $357    $32    $100    $170     $356     $33      $101      $171       $357
 -----------------------------------------------------------------------------------------------------------------------
   With both
    optional
    benefits      $90    $143    $178     $371    $34    $105    $178     $370     $35      $105      $178       $371
 -----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

          NUMBER OF YEARS FROM     CONTINGENT DEFERRED
            PREMIUM PAYMENT            SALES CHARGE
          ---------------------------------------------
                   1                        6%
          ---------------------------------------------
                   2                        5%
          ---------------------------------------------
                   3                        4%
          ---------------------------------------------
               4 or more                    0%
          ---------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:
x  The Annual Withdrawal Amount

x Premium Payments or earnings that have been in your Contract for more than three years.

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract;

- your Maximum Anniversary Value; or

- your Interest Accumulation Value on the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in the state of Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.
                               HARTFORD'S RATINGS

                                      EFFECTIVE DATE
            RATING AGENCY               OF RATING     RATING            BASIS OF RATING
 ------------------------------------------------------------------------------------------------
  A.M. Best and Company, Inc.             4/1/00        A+    Financial performance
 ------------------------------------------------------------------------------------------------
  Standard & Poor's                       8/1/00       AA     Insurer financial strength
 ------------------------------------------------------------------------------------------------
  Fitch                                  12/1/00       AA+    Financial strength
 ------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on March 1, 1993 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT CAPITAL APPRECIATION FUND -- Seeks capital appreciation.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital by investing, under normal market conditions, 15% to 65% of the Fund's net assets in three sectors: U.S. government and other investment-grade, high yield (lower-rated bonds of U.S. corporations) and international (bonds of foreign governments and corporations). The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital.

PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The Fund invests in higher-yielding, lower-rated securities commonly referred to as "junk bonds." See the special considerations for, and risks associated with, investments in these securities described in the Fund prospectus.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk.

PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth.
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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam
Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation.

PUTNAM VT TECHNOLOGY FUND -- Seeks capital appreciation.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income.

PUTNAM VT VISTA FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation.

PUTNAM VT VOYAGER FUND II -- Seeks long-term growth of capital.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING
TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT
INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult with your Registered Representative to determine the interest rate for your Payments.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature. We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

From May 1, 2001 to June 15, 2001, you may enroll in only one Program. Any subsequent payments we receive within the Program period selected will be allocated to the Sub-Accounts over the remainder of that current Program transfer period.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
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If you are considering purchasing optional benefits such as the Earnings
Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section
"4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required once your Premium Payments total $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charge, such as any Optional Death Benefit charge, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the
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following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 521-0538

- Electronically, if available, by the Internet through our website at http://www.putnaminv.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 521-0538 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

          NUMBER OF YEARS FROM     CONTINGENT DEFERRED
            PREMIUM PAYMENT            SALES CHARGE
          ---------------------------------------------
                   1                        6%
          ---------------------------------------------
                   2                        5%
          ---------------------------------------------
                   3                        4%
          ---------------------------------------------
               4 or more                    0%
          ---------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first three years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period

SURRENDER ORDER -- During the first three Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the third Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than three years and then from Premium Payments invested for less than three years. Only Premium Payments invested for less than three years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value (estimated at .90% for mortality and .60% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of .20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These changes are described in the Funds' prospectuses accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The Contract Value on the date the death certificate or other legal document acceptable to us is received; or

- 100% of all Premium Payments paid into the Contract minus any partial Surrenders; or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

You may also elect the Optional Death Benefit for an additional fee. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

If you elect the Optional Death Benefit, the Death Benefit prior to the deceased's date of death or the deceased's 81st birthday, whichever is earlier, will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your annuity;

- Your Maximum Anniversary Value; or

- The Interest Accumulation Value on the date the Optional Death Benefit is added to your Contract.

The Interest Accumulation Value prior to the deceased's date of death or 81st birthday, whichever is earlier, is equal to:

- Your Contract Value on the date the Optional Death Benefit is added;

- Plus any Premium Payments made after the date the Optional Death Benefit is added;

- Minus any proportional adjustments for any partial Surrenders taken after the Optional Death Benefit was added;

- Compounded daily at an annual rate of 5.0%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any proportional adjustments for any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of the Contract Value on the date the Optional Death Benefit was added, plus 200% of any Premium Payments made since the addition of the Optional Death Benefit minus any proportional adjustments for any Surrenders from that date.

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If you elect the Optional Death Benefit for an additional charge and the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit, if the Spouse had elected to receive the Death Benefit. This is available only once for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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Contract Owner as the date the Earnings Protection Benefit was added to the
Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint  The Annuitant               Joint Contract Owner
                              Contract Owner              is living or deceased       receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant               Designated Beneficiary
                              joint Contract Owner        is living or deceased       receives the Death
                                                                                      Benefit.
----------------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving       The Annuitant               Contract Owner's estate
                              joint Contract Owner and    is living or deceased       receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your
Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are allowed after the Annuity Commencement Date if you elect the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but check with your qualified tax adviser because there could be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later. You may elect a later Annuity Commencement Date if we allow and subject to the laws and regulations then in effect. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary has two options, continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
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When choosing this option, you must decide what will happen to the Annuity
Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. You can select any number of years between 5 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, AND PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
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VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity
Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your third Contract Year.

AUTOMATIC REBALANCING PROGRAM -- Automatic Rebalancing is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.
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OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: 1 (800) 521-0538
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of
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        the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must be made and payments must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

 ------------------------------------------------------------------------------
 GENERAL INFORMATION
 ------------------------------------------------------------------------------
     Safekeeping of Assets
 ------------------------------------------------------------------------------
     Independent Public Accountants
 ------------------------------------------------------------------------------
     Non-Participating
 ------------------------------------------------------------------------------
     Misstatement of Age or Sex
 ------------------------------------------------------------------------------
     Principal Underwriter
 ------------------------------------------------------------------------------
 PERFORMANCE RELATED INFORMATION
 ------------------------------------------------------------------------------
     Total Return for all Sub-Accounts
 ------------------------------------------------------------------------------
     Yield for Sub-Accounts
 ------------------------------------------------------------------------------
     Money Market Sub-Accounts
 ------------------------------------------------------------------------------
     Additional Materials
 ------------------------------------------------------------------------------
     Performance Comparisons
 ------------------------------------------------------------------------------
 PERFORMANCE TABLES
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the tim e when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401 or 403(b) tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The variable annuity contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

- Attained age 59 1/2,

- Separated from service,

- Died, or

- Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your variable annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life and Annuity Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of Contract Owner/Participant:  ___________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No.:  _________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Putnam Hartford Capital Access II to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SEPARATE ACCOUNT TEN, FORMERLY KNOWN AS
                PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO

                        PUTNAM HARTFORD CAPITAL ACCESS II


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2001
Date of Statement of Additional Information: May 1, 2001


                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................2
      Safekeeping of Assets..................................................2
      Independent Public Accountants.........................................2
      Non-Participating......................................................3
      Misstatement of Age or Sex.............................................4
      Principal Underwriter..................................................4
PERFORMANCE RELATED INFORMATION..............................................4
      Total Return for all Sub-Accounts......................................4
      Yield for Sub-Accounts.................................................5
      Money Market Sub-Accounts..............................................5
      Additional Materials...................................................6
      Performance Comparisons................................................6
PERFORMANCE TABLES...........................................................8
FINANCIAL STATEMENTS.......................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000: $82,278,197; 1999: $107,076,938; and 1998: $67,003,507.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.
                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].
In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

 X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

 X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

 X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

 X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

 X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                           SUB-ACCOUNT      1 YEAR       5 YEAR      10 YEAR       SINCE
                                                     INCEPTION DATE                                         INCEPTION
------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                       1/31/00         N/A          N/A          N/A         1.23%
------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth                               5/1/95       -54.28%       -4.57%        N/A         -4.42%
------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                             9/29/00         N/A          N/A          N/A        -18.79%
------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                               9/15/93       -10.88%       -1.63%        N/A         -0.75%
------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston                  5/1/98        -1.26%        N/A          N/A         -2.15%
------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                           3/1/93       -15.54%       6.37%         N/A         7.01%
------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                                     3/1/93       -39.96%       10.72%        N/A         10.86%
------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                 3/1/93        -2.88%       9.52%         N/A         10.45%
------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                             1/31/00         N/A          N/A          N/A        -32.32%
------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                   5/1/98        27.60%        N/A          N/A         8.50%
------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                        3/1/93       -19.08%       -1.35%        N/A         1.43%
------------------------------------------------------------------------------------------------------------------------
Putnam Income                                            3/1/93        -3.05%       0.02%         N/A         1.12%
------------------------------------------------------------------------------------------------------------------------
Putnam International Growth                              1/2/97       -20.11%        N/A          N/A         14.34%
------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                   1/2/97        -9.40%        N/A          N/A         9.24%
------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities                   1/2/97       -48.69%        N/A          N/A         4.93%
------------------------------------------------------------------------------------------------------------------------
Putnam Investors                                         5/1/98       -29.02%        N/A          N/A         1.49%
------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                      3/1/93        -4.95%       0.36%         N/A         -0.19%
------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                 5/2/94       -36.45%       11.74%        N/A         15.55%
------------------------------------------------------------------------------------------------------------------------
Putnam New Value                                         1/2/97        11.39%        N/A          N/A         6.54%
------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                             5/1/98       -60.94%        N/A          N/A         -2.04%
------------------------------------------------------------------------------------------------------------------------
Putnam Research                                         10/1/98       -12.59%        N/A          N/A         15.12%
------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                                   5/3/99        13.43%        N/A          N/A         13.80%
------------------------------------------------------------------------------------------------------------------------
Putnam Technology                                       7/17/00         N/A          N/A          N/A        -39.85%
------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                       3/1/93        6.56%        10.12%        N/A         7.33%
------------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                                        1/2/97       -14.73%        N/A          N/A         16.75%
------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                           3/1/93       -26.96%       14.23%        N/A         15.55%
------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund II                                  9/29/00         N/A          N/A          N/A        -37.51%
------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                               FUND         1 YEAR       5 YEAR      10 YEAR        SINCE
                                                     INCEPTION DATE                                          INCEPTION
--------------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                       1/31/00         N/A          N/A          N/A          10.23%
--------------------------------------------------------------------------------------------------------------------------
Putnam Asia Pacific Growth                               5/1/95       -45.28%       -1.48%        N/A          -1.12%
--------------------------------------------------------------------------------------------------------------------------
Putnam Capital Appreciation                             9/29/00         N/A          N/A          N/A          -9.79%
--------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                               9/15/93        -1.88%       1.34%         N/A          2.47%
--------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of Boston                  5/1/98        7.74%         N/A          N/A          2.79%
--------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation                           2/1/88        -6.54%       8.81%        9.65%         8.75%
--------------------------------------------------------------------------------------------------------------------------
Putnam Global Growth                                     5/1/90       -30.96%       12.96%       11.29%        9.68%
--------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                                 2/1/88        6.12%        11.83%       12.56%        12.52%
--------------------------------------------------------------------------------------------------------------------------
Putnam Growth Opportunities                             1/31/00         N/A          N/A          N/A         -23.32%
--------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                                   5/1/98        36.60%        N/A          N/A          13.22%
--------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                        2/1/88       -10.08%       1.44%        8.99%         5.96%
--------------------------------------------------------------------------------------------------------------------------
Putnam Income                                            2/1/88        5.95%        3.02%        5.63%         5.78%
--------------------------------------------------------------------------------------------------------------------------
Putnam International Growth                              1/2/97       -11.11%        N/A          N/A          16.73%
--------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income                   1/2/97        -0.40%        N/A          N/A          11.77%
--------------------------------------------------------------------------------------------------------------------------
Putnam International New Opportunities                   1/2/97       -39.69%        N/A          N/A          7.53%
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors                                         5/1/98       -20.02%        N/A          N/A          5.86%
--------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                      2/1/88        4.05%        3.35%        2.88%         3.54%
--------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                                 5/2/94       -27.45%       14.03%        N/A          17.48%
--------------------------------------------------------------------------------------------------------------------------
Putnam New Value                                         1/2/97        20.39%        N/A          N/A          9.30%
--------------------------------------------------------------------------------------------------------------------------
Putnam OTC & Emerging Growth                             5/1/98       -51.94%        N/A          N/A          2.33%
--------------------------------------------------------------------------------------------------------------------------
Putnam Research                                         10/1/98        -3.59%        N/A          N/A          19.95%
--------------------------------------------------------------------------------------------------------------------------
Putnam Small Cap Value                                   5/3/99        22.43%        N/A          N/A          14.48%
--------------------------------------------------------------------------------------------------------------------------
Putnam Technology                                       7/17/00         N/A          N/A          N/A         -30.85%
--------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income                       5/1/92        15.56%       12.51%        N/A          11.12%
--------------------------------------------------------------------------------------------------------------------------
Putnam Vista Fund                                        1/2/97        -5.73%        N/A          N/A          19.05%
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                                           2/1/88       -17.96%       16.46%       18.18%        15.89%
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund II                                  9/29/00         N/A          N/A          N/A         -28.51%
--------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

 YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000.

----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       YIELD                       EFFECTIVE YIELD
----------------------------------------------------------------------------------------------------------------------
Putnam Money Market                                               4.49%                            4.59%
----------------------------------------------------------------------------------------------------------------------

       YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2000.

-----------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                        YIELD
-----------------------------------------------------------------------------------------------------------------------
Putnam American Government Income                                                  3.60%
-----------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income                                                          8.27%
-----------------------------------------------------------------------------------------------------------------------
Putnam High Yield                                                                 10.99%
-----------------------------------------------------------------------------------------------------------------------
Putnam Income                                                                      4.54%
-----------------------------------------------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two (American Government Income, Asia Pacific Growth, Capital Appreciation, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Growth Opportunities, Health Sciences, High Yield, Income, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, Small Cap Value, Technology, Utilities Growth and Income, Vista, Voyager and Voyager II sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                               AMERICAN
                           GOVERNMENT INCOME
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Putnam VT American
     Government Income
     Fund
      Class IA
        Shares 959,450
        Cost $10,105,460
        Market Value.....     $10,438,811
      Class IB
        Shares 40,764
        Cost $438,057
        Market Value.....         443,102
    Putnam VT Asia
     Pacific Growth Fund
      Class IA
        Shares 6,314,633
        Cost $65,669,444
        Market Value.....        --
      Class IB
        Shares 58,375
        Cost $627,690
        Market Value.....        --
    Putnam VT Capital
     Appreciation Fund
      Class IA
        Shares 42,894
        Cost $396,359
        Market Value.....        --
      Class IB
        Shares 4,425
        Cost $40,000
        Market Value.....        --
    Putnam VT Diversified
     Income Fund
      Class IA
       Shares 26,308,067
       Cost $276,574,992
        Market Value.....        --
      Class IB
        Shares 473,952
        Cost $4,656,117
        Market Value.....        --
    Putnam VT The George
     Putnam Fund of
     Boston
      Class IA
       Shares 14,975,453
       Cost $153,437,983
        Market Value.....        --
      Class IB
        Shares 950,693
        Cost $9,792,763
        Market Value.....        --
    Putnam VT Global
     Asset Allocation
     Fund
      Class IA
       Shares 25,478,134
       Cost $390,679,330
        Market Value.....        --
      Class IB
        Shares 188,605
        Cost $3,379,063
        Market Value.....        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         185,013
  Receivable from fund
   shares sold...........        --
                              -----------
  Total Assets...........      11,066,926
                              -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............         185,109
                              -----------
  Total Liabilities......         185,109
                              -----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $10,881,817
                              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           ASIA PACIFIC     CAPITAL      DIVERSIFIED   THE GEORGE PUTNAM   GLOBAL ASSET
                              GROWTH      APPRECIATION     INCOME       FUND OF BOSTON      ALLOCATION
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  -------------  -----------------  --------------
ASSETS:
  Investments:
    Putnam VT American
     Government Income
     Fund
      Class IA
        Shares 959,450
        Cost $10,105,460
        Market Value.....       --            --             --              --                --
      Class IB
        Shares 40,764
        Cost $438,057
        Market Value.....       --            --             --              --                --
    Putnam VT Asia
     Pacific Growth Fund
      Class IA
        Shares 6,314,633
        Cost $65,669,444
        Market Value.....   $58,726,087       --             --              --                --
      Class IB
        Shares 58,375
        Cost $627,690
        Market Value.....       541,132       --             --              --                --
    Putnam VT Capital
     Appreciation Fund
      Class IA
        Shares 42,894
        Cost $396,359
        Market Value.....       --          $388,624         --              --                --
      Class IB
        Shares 4,425
        Cost $40,000
        Market Value.....       --            40,089         --              --                --
    Putnam VT Diversified
     Income Fund
      Class IA
       Shares 26,308,067
       Cost $276,574,992
        Market Value.....       --            --        $240,718,810         --                --
      Class IB
        Shares 473,952
        Cost $4,656,117
        Market Value.....       --            --           4,317,699         --                --
    Putnam VT The George
     Putnam Fund of
     Boston
      Class IA
       Shares 14,975,453
       Cost $153,437,983
        Market Value.....       --            --             --          $164,130,967          --
      Class IB
        Shares 950,693
        Cost $9,792,763
        Market Value.....       --            --             --            10,400,578          --
    Putnam VT Global
     Asset Allocation
     Fund
      Class IA
       Shares 25,478,134
       Cost $390,679,330
        Market Value.....       --            --             --              --            $424,465,714
      Class IB
        Shares 188,605
        Cost $3,379,063
        Market Value.....       --            --             --              --               3,144,044
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             5,327         --               228,676          --
  Receivable from fund
   shares sold...........     5,118,880       --             161,163         --                 333,436
                            -----------     --------    ------------     ------------      ------------
  Total Assets...........    64,386,099      434,040     245,197,672      174,760,221       427,943,194
                            -----------     --------    ------------     ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     5,121,399       --             161,636         --                 330,144
  Payable for fund shares
   purchased.............       --             5,334         --               226,940          --
                            -----------     --------    ------------     ------------      ------------
  Total Liabilities......     5,121,399        5,334         161,636          226,940           330,144
                            -----------     --------    ------------     ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $59,264,700     $428,706    $245,036,036     $174,533,281      $427,613,050
                            ===========     ========    ============     ============      ============

_____________________________________ SA-3 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                               GLOBAL
                               GROWTH
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments:
    Putnam VT Global
     Growth Fund
      Class IA
       Shares 61,624,706
     Cost $1,018,520,821
        Market Value.....  $1,115,407,179
      Class IB
        Shares 470,253
        Cost $10,675,396
        Market Value.....       8,473,952
    Putnam VT Growth and
     Income Fund
      Class IA
      Shares 164,594,952
     Cost $3,701,775,376
        Market Value.....        --
      Class IB
        Shares 1,366,440
        Cost $36,163,265
        Market Value.....        --
    Putnam VT Growth
     Opportunities Fund
      Class IA
        Shares 5,462,573
        Cost $56,824,984
        Market Value.....        --
      Class IB
        Shares 297,153
        Cost $3,004,985
        Market Value.....        --
    Putnam VT Health
     Sciences Fund
      Class IA
       Shares 18,957,593
       Cost $213,318,723
        Market Value.....        --
      Class IB
        Shares 792,625
        Cost $8,944,221
        Market Value.....        --
    Putnam VT High Yield
     Fund
      Class IA
       Shares 41,766,563
       Cost $509,000,109
        Market Value.....        --
      Class IB
        Shares 546,016
        Cost $5,996,383
        Market Value.....        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........       2,390,740
                           --------------
  Total Assets...........   1,126,271,871
                           --------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       2,389,891
  Payable for fund shares
   purchased.............        --
                           --------------
  Total Liabilities......       2,389,891
                           --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $1,123,881,980
                           ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                               GROWTH         GROWTH         HEALTH
                             AND INCOME    OPPORTUNITIES    SCIENCES     HIGH YIELD
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  ------------  ------------
ASSETS:
  Investments:
    Putnam VT Global
     Growth Fund
      Class IA
       Shares 61,624,706
     Cost $1,018,520,821
        Market Value.....        --             --             --            --
      Class IB
        Shares 470,253
        Cost $10,675,396
        Market Value.....        --             --             --            --
    Putnam VT Growth and
     Income Fund
      Class IA
      Shares 164,594,952
     Cost $3,701,775,376
        Market Value.....  $4,254,779,513       --             --            --
      Class IB
        Shares 1,366,440
        Cost $36,163,265
        Market Value.....      35,199,503       --             --            --
    Putnam VT Growth
     Opportunities Fund
      Class IA
        Shares 5,462,573
        Cost $56,824,984
        Market Value.....        --         $42,608,068        --            --
      Class IB
        Shares 297,153
        Cost $3,004,985
        Market Value.....        --           2,314,822        --            --
    Putnam VT Health
     Sciences Fund
      Class IA
       Shares 18,957,593
       Cost $213,318,723
        Market Value.....        --             --        $276,970,428       --
      Class IB
        Shares 792,625
        Cost $8,944,221
        Market Value.....        --             --          11,556,468       --
    Putnam VT High Yield
     Fund
      Class IA
       Shares 41,766,563
       Cost $509,000,109
        Market Value.....        --             --             --       $375,063,732
      Class IB
        Shares 546,016
        Cost $5,996,383
        Market Value.....        --             --             --          4,897,760
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --             319,688        --            --
  Receivable from fund
   shares sold...........       2,236,494       --             171,261       393,093
                           --------------   -----------   ------------  ------------
  Total Assets...........   4,292,215,510    45,242,578    288,698,157   380,354,585
                           --------------   -----------   ------------  ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       2,238,849       --             166,593       387,925
  Payable for fund shares
   purchased.............        --             319,860        --            --
                           --------------   -----------   ------------  ------------
  Total Liabilities......       2,238,849       319,860        166,593       387,925
                           --------------   -----------   ------------  ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $4,289,976,661   $44,922,718   $288,531,564  $379,966,660
                           ==============   ===========   ============  ============

_____________________________________ SA-5 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                              INCOME
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Putnam VT Income Fund
      Class IA
       Shares 24,257,911
       Cost $319,958,973
        Market Value.....  $305,892,252
      Class IB
        Shares 399,476
        Cost $5,331,231
        Market Value.....     5,025,411
    Putnam VT
     International Growth
     Fund
      Class IA
       Shares 20,477,037
       Cost $299,828,116
        Market Value.....       --
      Class IB
        Shares 783,816
        Cost $13,689,083
        Market Value.....       --
    Putnam VT
     International Growth
     and Income Fund
      Class IA
       Shares 17,481,400
       Cost $209,615,684
        Market Value.....       --
      Class IB
        Shares 261,645
        Cost $3,476,942
        Market Value.....       --
    Putnam VT
     International New
     Opportunities Fund
      Class IA
       Shares 10,121,257
       Cost $142,987,646
        Market Value.....       --
      Class IB
        Shares 259,633
        Cost $4,933,109
        Market Value.....       --
    Putnam VT Investors
     Fund
      Class IA
       Shares 37,156,670
       Cost $452,005,690
        Market Value.....       --
      Class IB
        Shares 1,711,366
        Cost $21,934,900
        Market Value.....       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........       262,949
                           ------------
  Total Assets...........   311,180,612
                           ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       263,352
  Payable for fund shares
   purchased.............       --
                           ------------
  Total Liabilities......       263,352
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $310,917,260
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           INTERNATIONAL    INTERNATIONAL      INTERNATIONAL
                              GROWTH      GROWTH AND INCOME  NEW OPPORTUNITIES    INVESTORS
                            SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  -----------------  --------------
ASSETS:
  Investments:
    Putnam VT Income Fund
      Class IA
       Shares 24,257,911
       Cost $319,958,973
        Market Value.....       --              --                 --                --
      Class IB
        Shares 399,476
        Cost $5,331,231
        Market Value.....       --              --                 --                --
    Putnam VT
     International Growth
     Fund
      Class IA
       Shares 20,477,037
       Cost $299,828,116
        Market Value.....  $362,853,091         --                 --                --
      Class IB
        Shares 783,816
        Cost $13,689,083
        Market Value.....    13,850,036         --                 --                --
    Putnam VT
     International Growth
     and Income Fund
      Class IA
       Shares 17,481,400
       Cost $209,615,684
        Market Value.....       --          $232,152,992           --                --
      Class IB
        Shares 261,645
        Cost $3,476,942
        Market Value.....       --             3,466,790           --                --
    Putnam VT
     International New
     Opportunities Fund
      Class IA
       Shares 10,121,257
       Cost $142,987,646
        Market Value.....       --              --             $138,762,427          --
      Class IB
        Shares 259,633
        Cost $4,933,109
        Market Value.....       --              --                3,549,177          --
    Putnam VT Investors
     Fund
      Class IA
       Shares 37,156,670
       Cost $452,005,690
        Market Value.....       --              --                 --            $459,256,437
      Class IB
        Shares 1,711,366
        Cost $21,934,900
        Market Value.....       --              --                 --              21,066,914
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --                 --                 393,936
  Receivable from fund
   shares sold...........     5,215,820        1,104,383          9,351,052          --
                           ------------     ------------       ------------      ------------
  Total Assets...........   381,918,947      236,724,165        151,662,656       480,717,287
                           ------------     ------------       ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     5,213,663        1,099,838          9,352,218          --
  Payable for fund shares
   purchased.............       --              --                 --                 408,589
                           ------------     ------------       ------------      ------------
  Total Liabilities......     5,213,663        1,099,838          9,352,218           408,589
                           ------------     ------------       ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $376,705,284     $235,624,327       $142,310,438      $480,308,698
                           ============     ============       ============      ============

_____________________________________ SA-7 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                              MONEY
                              MARKET
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Putnam VT Money
     Market Fund
      Class IA
      Shares 302,631,112
       Cost $302,631,112
        Market Value.....  $302,631,112
      Class IB
       Shares 53,063,558
        Cost $53,063,558
        Market Value.....    53,063,558
    Putnam VT New
     Opportunities Fund
      Class IA
       Shares 65,052,504
     Cost $1,241,415,079
        Market Value.....       --
      Class IB
        Shares 714,390
        Cost $26,134,227
        Market Value.....       --
    Putnam VT New Value
     Fund
      Class IA
       Shares 13,090,170
       Cost $146,076,975
        Market Value.....       --
      Class IB
        Shares 176,384
        Cost $2,210,646
        Market Value.....       --
    Putnam VT OTC &
     Emerging Growth Fund
      Class IA
        Shares 9,823,213
       Cost $180,557,090
        Market Value.....       --
      Class IB
        Shares 671,027
        Cost $12,078,602
        Market Value.....       --
    Putnam Research Fund
      Class IA
        Shares 9,047,714
       Cost $121,924,309
        Market Value.....       --
      Class IB
        Shares 412,388
        Cost $5,632,091
        Market Value.....       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............    31,295,807
  Receivable from fund
   shares sold...........       --
                           ------------
  Total Assets...........   386,990,477
                           ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............    31,220,900
                           ------------
  Total Liabilities......    31,220,900
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $355,769,577
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                NEW            NEW        OTC & EMERGING
                           OPPORTUNITIES      VALUE           GROWTH           RESEARCH
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ------------  -----------------  --------------
ASSETS:
  Investments:
    Putnam VT Money
     Market Fund
      Class IA
      Shares 302,631,112
       Cost $302,631,112
        Market Value.....        --             --             --                --
      Class IB
       Shares 53,063,558
        Cost $53,063,558
        Market Value.....        --             --             --                --
    Putnam VT New
     Opportunities Fund
      Class IA
       Shares 65,052,504
     Cost $1,241,415,079
        Market Value.....  $1,944,419,357       --             --                --
      Class IB
        Shares 714,390
        Cost $26,134,227
        Market Value.....      21,267,402       --             --                --
    Putnam VT New Value
     Fund
      Class IA
       Shares 13,090,170
       Cost $146,076,975
        Market Value.....        --        $176,848,202        --                --
      Class IB
        Shares 176,384
        Cost $2,210,646
        Market Value.....        --           2,379,417        --                --
    Putnam VT OTC &
     Emerging Growth Fund
      Class IA
        Shares 9,823,213
       Cost $180,557,090
        Market Value.....        --             --         $108,644,733          --
      Class IB
        Shares 671,027
        Cost $12,078,602
        Market Value.....        --             --            7,401,422          --
    Putnam Research Fund
      Class IA
        Shares 9,047,714
       Cost $121,924,309
        Market Value.....        --             --             --            $129,563,265
      Class IB
        Shares 412,388
        Cost $5,632,091
        Market Value.....        --             --             --               5,888,900
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --             265,885         808,496          --
  Receivable from fund
   shares sold...........       1,019,499       --             --                 481,661
                           --------------  ------------    ------------      ------------
  Total Assets...........   1,966,706,258   179,493,504     116,854,651       135,933,826
                           --------------  ------------    ------------      ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       1,016,895       --             --                 483,215
  Payable for fund shares
   purchased.............        --             265,588         822,892          --
                           --------------  ------------    ------------      ------------
  Total Liabilities......       1,016,895       265,588         822,892           483,215
                           --------------  ------------    ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $1,965,689,363  $179,227,916    $116,031,759      $135,450,611
                           ==============  ============    ============      ============

_____________________________________ SA-9 _____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                            SMALL CAP
                              VALUE
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments:
    Putnam VT Small Cap
     Value Fund
      Class IA
        Shares 2,746,452
        Cost $30,202,323
        Market Value.....  $35,182,051
      Class IB
        Shares 86,005
        Cost $937,604
        Market Value.....    1,100,005
    Putnam VT Technology
     Fund
      Class IA
        Shares 1,313,942
        Cost $13,604,777
        Market Value.....      --
      Class IB
        Shares 110,075
        Cost $1,002,765
        Market Value.....      --
    Putnam VT Utilities
     Growth and Income
     Fund
      Class IA
       Shares 24,355,399
       Cost $315,065,007
        Market Value.....      --
      Class IB
        Shares 266,454
        Cost $4,545,036
        Market Value.....      --
    Putnam VT Vista Fund
      Class IA
       Shares 21,471,940
       Cost $343,960,410
        Market Value.....      --
      Class IB
        Shares 602,317
        Cost $12,311,406
        Market Value.....      --
    Putnam VT Voyager
     Fund
      Class IA
       Shares 76,331,199
     Cost $2,618,091,868
        Market Value.....      --
      Class IB
        Shares 794,996
        Cost $42,558,246
        Market Value.....      --
    Putnam VT Voyager
     Fund II
      Class IA
        Shares 86,943
        Cost $684,970
        Market Value.....      --
      Class IB
        Shares 35,452
        Cost $255,556
        Market Value.....      --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      630,671
  Receivable from fund
   shares sold...........      --
                           -----------
  Total Assets...........   36,912,727
                           -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      630,670
                           -----------
  Total Liabilities......      630,670
                           -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $36,282,057
                           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                            UTILITIES                                          VOYAGER
                           TECHNOLOGY   GROWTH AND INCOME      VISTA           VOYAGER         FUND II
                           SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------------  --------------  ----------------  -----------
ASSETS:
  Investments:
    Putnam VT Small Cap
     Value Fund
      Class IA
        Shares 2,746,452
        Cost $30,202,323
        Market Value.....      --             --                --               --              --
      Class IB
        Shares 86,005
        Cost $937,604
        Market Value.....      --             --                --               --              --
    Putnam VT Technology
     Fund
      Class IA
        Shares 1,313,942
        Cost $13,604,777
        Market Value.....  $9,171,318         --                --               --              --
      Class IB
        Shares 110,075
        Cost $1,002,765
        Market Value.....     767,225         --                --               --              --
    Putnam VT Utilities
     Growth and Income
     Fund
      Class IA
       Shares 24,355,399
       Cost $315,065,007
        Market Value.....      --         $441,806,946          --               --              --
      Class IB
        Shares 266,454
        Cost $4,545,036
        Market Value.....      --            4,822,813          --               --              --
    Putnam VT Vista Fund
      Class IA
       Shares 21,471,940
       Cost $343,960,410
        Market Value.....      --             --            $421,923,622         --              --
      Class IB
        Shares 602,317
        Cost $12,311,406
        Market Value.....      --             --              11,805,420         --              --
    Putnam VT Voyager
     Fund
      Class IA
       Shares 76,331,199
     Cost $2,618,091,868
        Market Value.....      --             --                --          $3,726,489,144       --
      Class IB
        Shares 794,996
        Cost $42,558,246
        Market Value.....      --             --                --              38,668,586       --
    Putnam VT Voyager
     Fund II
      Class IA
        Shares 86,943
        Cost $684,970
        Market Value.....      --             --                --               --          $  624,253
      Class IB
        Shares 35,452
        Cost $255,556
        Market Value.....      --             --                --               --             254,545
  Due from Hartford Life
   and Annuity Insurance
   Company...............     306,493         --                --               --             242,765
  Receivable from fund
   shares sold...........      --              197,505           777,337         7,024,204       --
                           -----------    ------------      ------------    --------------   ----------
  Total Assets...........  10,245,036      446,827,264       434,506,379     3,772,181,934    1,121,563
                           -----------    ------------      ------------    --------------   ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              205,665           780,278         7,021,312       --
  Payable for fund shares
   purchased.............     306,504         --                --               --             242,763
                           -----------    ------------      ------------    --------------   ----------
  Total Liabilities......     306,504          205,665           780,278         7,021,312      242,763
                           -----------    ------------      ------------    --------------   ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $9,938,532     $446,621,599      $433,726,101    $3,765,160,622   $  878,800
                           ===========    ============      ============    ==============   ==========

_____________________________________ SA-11 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
                                         939,372   $11.068618  $    10,397,553
  American Government Income Fund
   Class IA........................          218    11.114279            2,426
  American Government Income Fund
   Class IA -- OBDO................        3,313    11.053441           36,619
  American Government Income Fund
   Class IB........................       25,279    11.045375          279,221
  American Government Income Fund
   Class IB........................        1,736    11.030215           19,146
  American Government Income Fund
   Class IB........................        5,872    10.905845           64,043
  American Government Income Fund
   Class IB........................        5,042    10.892454           54,914
  American Government Income Fund
   Class IB........................        2,479    10.360782           25,682
  Asia Pacific Growth Fund
   Class IA........................    6,065,124     9.618937       58,340,049
  Asia Pacific Growth Fund
   Class IA -- OBDO................       24,129     9.594987          231,518
  Asia Pacific Growth Fund
   Class IA........................        6,257     7.529233           47,108
  Asia Pacific Growth Fund
   Class IB........................       39,353    11.794822          464,160
  Asia Pacific Growth Fund
   Class IB........................       12,911     5.942610           76,725
  Capital Appreciation Fund
   Class IA........................       37,510     9.504947          356,535
  Capital Appreciation Fund
   Class IA -- OBDO................        3,377     9.502606           32,089
  Capital Appreciation Fund
   Class IB........................        4,218     9.503388           40,082
  Diversified Income Fund
   Class IA........................   19,283,961    12.368781      238,519,089
  Diversified Income Fund
   Class IA -- OBDO................      115,430    12.337973        1,424,172
  Diversified Income Fund
   Class IA........................       21,027    10.160044          213,638
  Diversified Income Fund
   Class IA........................        2,243    10.141564           22,744
  Diversified Income Fund
   Class IB........................      387,804     9.348478        3,625,377
  Diversified Income Fund
   Class IB........................        6,865     9.330980           64,056
  Diversified Income Fund
   Class IB........................       59,480     9.779649          581,698
  Diversified Income Fund
   Class IB........................        2,863     9.767623           27,969
  Diversified Income Fund
   Class IB........................        1,857    10.008712           18,586
  The George Putnam Fund of Boston
   Class IA........................   14,689,473    10.897872      160,083,992
  The George Putnam Fund of Boston
   Class IA -- OBDO................      255,494    10.870739        2,777,412
  The George Putnam Fund of Boston
   Class IA........................       88,659    11.080373          982,378
  The George Putnam Fund of Boston
   Class IA........................          411    11.060237            4,544
  The George Putnam Fund of Boston
   Class IB........................      911,451    11.017372       10,041,791
  The George Putnam Fund of Boston
   Class IB........................        1,485    10.996759           16,327
  The George Putnam Fund of Boston
   Class IB........................       24,245    11.630646          281,989
  The George Putnam Fund of Boston
   Class IB........................          750    11.616383            8,716
  The George Putnam Fund of Boston
   Class IB........................        4,918    10.614919           52,208
  Global Asset Allocation Fund
   Class IA........................   13,482,868    31.287215      421,841,391
  Global Asset Allocation Fund
   Class IA -- OBDO................       43,188    31.209368        1,347,881
  Global Asset Allocation Fund
   Class IA........................       13,597    10.408759          141,527
  Global Asset Allocation Fund
   Class IA........................        2,331    10.389830           24,214
  Global Asset Allocation Fund
   Class IB........................      295,885    10.509887        3,109,715
  Global Asset Allocation Fund
   Class IB........................          954    10.490217           10,005
  Global Asset Allocation Fund
   Class IB........................        2,936     9.551440           28,047
  Global Growth Fund Class IA......   39,251,079    28.154059    1,105,077,188
  Global Growth Fund Class IA --
   OBDO............................      151,355    28.083880        4,250,643
  Global Growth Fund Class IA......      104,460    10.060027        1,050,866
  Global Growth Fund Class IA......        1,264    10.041727           12,689
  Global Growth Fund Class IB......      639,969    11.697225        7,485,859
  Global Growth Fund Class IB......       12,573    11.675325          146,796
  Global Growth Fund Class IB......      116,696     6.549212          764,268
  Global Growth Fund Class IB......       11,313     6.541145           74,000
  Global Growth Fund Class IB......          322     8.829669            2,840
  Growth and Income Fund
   Class IA........................   86,627,619    48.662952    4,215,555,685
  Growth and Income Fund
   Class IA........................       24,467    11.021353          269,655
  Growth and Income Fund
   Class IA -- OBDO................      401,731    48.541773       19,500,714
  Growth and Income Fund
   Class IB........................      452,633    11.041425        4,997,714
  Growth and Income Fund
   Class IB........................    2,818,938    11.099063       31,287,572
  Growth and Income Fund
   Class IB........................       39,414    11.078292          436,644
  Growth and Income Fund
   Class IB........................      226,184    11.957262        2,704,540
  Growth and Income Fund
   Class IB........................       50,815    11.942601          606,860
  Growth and Income Fund
   Class IB........................       12,436    10.660075          132,571
  Growth and Income Fund
   Class IB........................          293    10.656768            3,123
  Growth Opportunities Fund
   Class IA........................    5,402,361     7.700509       41,600,927
  Growth Opportunities Fund
   Class IA........................       65,911     7.732354          509,650
  Growth Opportunities Fund
   Class IA -- OBDO................       59,342     7.689925          456,336
  Growth Opportunities Fund
   Class IA........................        1,174     7.721725            9,064
  Growth Opportunities Fund
   Class IB........................      175,793     7.683595        1,350,718
  Growth Opportunities Fund
   Class IB........................       11,654     7.673028           89,420

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Growth Opportunities Fund
   Class IB........................       74,393   $ 6.961159  $       517,861
  Growth Opportunities Fund
   Class IB........................       10,767     6.952580           74,858
  Growth Opportunities Fund
   Class IB........................       35,066     7.961402          279,175
  Growth Opportunities Fund
   Class IB........................          348     7.958912            2,773
  Health Sciences Fund Class IA....   19,344,351    14.101017      272,775,022
  Health Sciences Fund
   Class IA -- OBDO................      227,687    14.065900        3,202,629
  Health Sciences Fund Class IA....       58,216    14.918269          868,489
  Health Sciences Fund Class IB....      745,051    13.968992       10,407,613
  Health Sciences Fund Class IB....       18,122    13.942859          252,669
  Health Sciences Fund Class IB....       57,642    11.237646          647,755
  Health Sciences Fund Class IB....       18,286    11.223848          205,236
  Health Sciences Fund Class IB....        3,015    10.274871           30,974
  Health Sciences Fund Class IB....          312    10.271674            3,212
  High Yield Fund Class IA.........   16,616,422    22.388030      372,008,963
  High Yield Fund Class IA --
   OBDO............................       98,901    22.332338        2,208,681
  High Yield Fund Class IA.........       18,882     9.388870          177,284
  High Yield Fund Class IA.........        3,555     9.371791           33,321
  High Yield Fund Class IB.........      527,159     8.356728        4,405,324
  High Yield Fund Class IB.........        7,631     8.341080           63,654
  High Yield Fund Class IB.........       43,429     8.921473          387,450
  High Yield Fund Class IB.........        1,340     8.910507           11,937
  High Yield Fund Class IB.........        2,770     9.519028           26,366
  High Yield Fund Class IB.........          311     9.516060            2,964
  Income Fund Class IA.............   13,816,536    21.912851      302,759,705
  Income Fund Class IA -- OBDO.....      100,391    21.858285        2,194,382
  Income Fund Class IA.............       17,296    10.771517          186,303
  Income Fund Class IA.............        7,954    10.751913           85,520
  Income Fund Class IB.............      459,065    10.538486        4,837,855
  Income Fund Class IB.............        2,345    10.518751           24,664
  Income Fund Class IB.............        6,986    10.575166           73,881
  Income Fund Class IB.............        8,680    10.258340           89,045
  International Growth Fund
   Class IA........................   18,898,237    18.900452      357,185,219
  International Growth Fund
   Class IA -- OBDO................      199,499    18.853425        3,761,242
  International Growth Fund
   Class IA........................       80,693    11.847381          956,004
  International Growth Fund
   Class IA........................        5,058    11.825837           59,813
  International Growth Fund
   Class IB........................      891,285    13.358477       11,906,216
  International Growth Fund
   Class IB........................       14,092    13.333489          187,900
  International Growth Fund
   Class IB........................      148,022     8.236126        1,219,126
  International Growth Fund
   Class IB........................       40,018     8.226005          329,185
  International Growth Fund
   Class IB........................       19,656    10.315062          202,752
  International Growth Fund
   Class IB........................          302    10.311853            3,116
  International Growth and Income
   Fund Class IA...................        1,439    10.725765           15,435
  International Growth and Income
   Fund Class IA...................   14,446,611    15.868212      229,241,887
  International Growth and Income
   Fund Class IA -- DBDO...........       60,042    15.828697          950,381
  International Growth and Income
   Fund Class IB...................       99,172    10.745308        1,065,629
  International Growth and Income
   Fund Class IB...................      283,168    11.644887        3,297,464
  International Growth and Income
   Fund Class IB...................        3,297    11.623093           38,320
  International Growth and Income
   Fund Class IB...................        9,795    10.385587          101,727
  International Growth and Income
   Fund Class IB...................        2,766    10.831343           29,955
  International New Opportunities
   Fund Class IA...................   10,071,532    13.610742      137,081,018
  International New Opportunities
   Fund Class IA -- OBDO...........       59,325    13.576887          805,449
  International New Opportunities
   Fund Class IA...................       51,465     9.222409          474,628
  International New Opportunities
   Fund Class IA...................        2,617     9.205635           24,091
  International New Opportunities
   Fund Class IB...................      255,066    11.504380        2,934,377
  International New Opportunities
   Fund Class IB...................        1,870    11.482828           21,474
  International New Opportunities
   Fund Class IB...................       98,037     5.362132          525,686
  International New Opportunities
   Fund Class IB...................        7,980     5.355523           42,737
  International New Opportunities
   Fund Class IB...................        2,695     8.926438           24,053
  Investors Fund Class IA..........   37,892,759    11.793456      446,886,580
  Investors Fund Class IA --
   OBDO............................      584,394    11.764078        6,874,854
  Investors Fund Class IA..........      235,250    10.031408        2,359,893
  Investors Fund Class IA..........      114,815     1.001316          114,966
  Investors Fund Class IB..........    1,610,815    11.124070       17,918,821
  Investors Fund Class IB..........       29,047    11.103241          322,516
  Investors Fund Class IB..........      254,254     8.239131        2,094,833
  Investors Fund Class IB..........       70,959     8.228995          583,922
  Investors Fund Class IB..........        9,245     8.914620           82,414
  Money Market Fund Class IA.......  179,303,199     1.663415      298,255,631

_____________________________________ SA-13 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  Money Market Fund Class IA --
   OBDO............................    2,321,127   $ 1.659288  $     3,851,419
  Money Market Fund Class IA.......       38,060     1.060146           40,350
  Money Market Fund Class IB.......   45,986,659     1.090447       50,146,015
  Money Market Fund Class IB.......    1,175,126     1.088402        1,279,010
  Money Market Fund Class IB.......      902,194     1.034624          933,432
  Money Market Fund Class IB.......      158,209     1.033357          163,486
  Money Market Fund Class IB.......      541,706     1.009120          546,646
  New Opportunities Fund
   Class IA........................   63,956,156    30.189528    1,930,806,175
  New Opportunities Fund
   Class IA -- OBDO................      256,431    30.114270        7,722,233
  New Opportunities Fund
   Class IA........................      164,629    10.685446        1,759,131
  New Opportunities Fund
   Class IA........................        7,942    10.665986           84,707
  New Opportunities Fund
   Class IA........................       71,012    12.779339          907,482
  New Opportunities Fund
   Class IA........................      546,284     6.020450        3,288,875
  New Opportunities Fund
   Class IA........................       22,177     6.013019          133,351
  New Opportunities Fund
   Class IA........................       18,246     7.769604          141,765
  New Opportunities Fund
   Class IA........................          355     7.767169            2,758
  New Opportunities Fund
   Class IB........................    1,311,542    12.803339       16,792,113
  New Value Fund Class IA..........   12,045,244    14.512639      174,808,277
  New Value Fund Class IA --
   OBDO............................       58,221    14.476552          842,844
  New Value Fund Class IA..........       33,326    12.586788          419,469
  New Value Fund Class IA..........        2,519    12.563924           31,653
  New Value Fund Class IB..........      174,717    12.271672        2,144,070
  New Value Fund Class IB..........          243    12.248726            2,975
  New Value Fund Class IB..........       12,071    13.496976          162,927
  New Value Fund Class IB..........        3,251    13.480439           43,818
  New Value Fund Class IB..........        2,312    11.164957           25,814
  OTC & Emerging Growth Fund
   Class IA........................    9,835,121    10.764839      105,873,492
  OTC & Emerging Growth Fund
   Class IA -- OBDO................      205,067    10.737944        2,202,002
  OTC & Emerging Growth Fund
   Class IA........................       50,109     7.931741          397,449
  OTC & Emerging Growth Fund
   Class IA........................        1,046     7.917267            8,279
  OTC & Emerging Growth Fund
   Class IB........................      582,804    11.032869        6,429,998
  OTC & Emerging Growth Fund
   Class IB........................       15,094    11.012163          166,219
  OTC & Emerging Growth Fund
   Class IB........................      171,799     3.483599          598,479
  OTC & Emerging Growth Fund
   Class IB........................       51,339     3.479286          178,624
  OTC & Emerging Growth Fund
   Class IB........................        3,396     6.947308           23,596
  Research Fund Class IA...........    8,334,818    15.218353      126,842,198
  Research Fund Class IA -- OBDO...      127,517    15.180462        1,935,770
  Research Fund Class IA...........       46,920    11.510807          540,083
  Research Fund Class IA...........        1,398    11.489878           16,066
  Research Fund Class IB...........      284,771    15.134090        4,309,751
  Research Fund Class IB...........       12,942    15.105770          195,499
  Research Fund Class IB...........      103,511     9.878843        1,022,569
  Research Fund Class IB...........        5,285     9.866698           52,148
  Research Fund Class IB...........       30,621     9.985738          305,776
  Research Fund Class IB...........          307     9.982623            3,068
  Small Cap Value Fund Class IA....    2,707,442    12.597774       34,107,739
  Small Cap Value Fund Class IA....       16,944    13.403462          227,102
  Small Cap Value Fund
   Class IA -- OBDO................       65,400    12.566428          821,845
  Small Cap Value Fund Class IA....        1,658    13.850122           22,957
  Small Cap Value Fund Class IB....       68,667    12.546634          861,540
  Small Cap Value Fund Class IB....        1,789    12.523140           22,398
  Small Cap Value Fund Class IB....       17,753    11.840091          210,194
  Small Cap Value Fund Class IB....          517    11.353162            5,870
  Technology Fund Class IA.........    1,525,478     5.953007        9,081,179
  Technology Fund Class IA.........        3,320     5.965324           19,802
  Technology Fund Class IA --
   OBDO............................       11,820     5.948906           70,316
  Technology Fund Class IB.........       68,023     5.941744          404,175
  Technology Fund Class IB.........       52,329     5.937653          310,714
  Technology Fund Class IB.........        7,583     5.933561           44,992
  Technology Fund Class IB.........          682     6.973059            4,758
  Technology Fund Class IB.........          372     6.970862            2,596
  Utilities Growth and Income Fund
   Class IA........................   16,906,422    25.946481      438,662,147
  Utilities Growth and Income Fund
   Class IA -- OBDO................       68,923    25.881869        1,783,868
  Utilities Growth and Income Fund
   Class IA........................       27,862    11.470255          319,580
  Utilities Growth and Income Fund
   Class IA........................          844    11.449409            9,668
  Utilities Growth and Income Fund
   Class IB........................      347,039    12.517566        4,344,082

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE        LIABILITY
                                     ------------  ----------  ---------------
  Utilities Growth and Income Fund
   Class IB........................        1,322   $12.494162  $        16,520
  Utilities Growth and Income Fund
   Class IB........................       34,750    11.802379          410,138
  Utilities Growth and Income Fund
   Class IB........................        1,610    11.787908           18,974
  Utilities Growth and Income Fund
   Class IB........................        3,193    10.407605           33,227
  Vista Fund Class IA..............   20,368,622    20.439132      416,316,949
  Vista Fund Class IA -- OBDO......      174,528    20.388239        3,558,315
  Vista Fund Class IA..............       71,711    13.212222          947,456
  Vista Fund Class IA..............        3,204    13.188165           42,257
  Vista Fund Class IB..............      612,239    14.560397        8,914,447
  Vista Fund Class IB..............       14,985    14.533131          217,779
  Vista Fund Class IB..............      350,778     7.274507        2,551,734
  Vista Fund Class IB..............       10,799     7.265539           78,458
  Vista Fund Class IB..............        4,965     8.581111           42,607
  Voyager Fund Class IA............   51,763,225    71.279790    3,689,671,792
  Voyager Fund Class IA -- OBDO....      257,022    71.102181       18,274,820
  Voyager Fund Class IA............      284,265    11.527083        3,276,748
  Voyager Fund Class IA............        5,624    11.506109           64,705
  Voyager Fund Class IB............    2,331,198    13.749246       32,052,220
  Voyager Fund Class IB............       82,492    13.723500        1,132,078
  Voyager Fund Class IB............      614,233     7.305649        4,487,372
  Voyager Fund Class IB............       89,717     7.296652          654,632
  Voyager Fund Class IB............       37,349     9.090080          339,508
  Voyager Fund Class IB............          321     9.087244            2,913
  Voyager Fund II Class IA.........       79,002     7.863236          621,213
  Voyager Fund II Class IA.........          274     7.869088            2,159
  Voyager Fund II Class IA --
   OBDO............................          112     7.861290              883
  Voyager Fund II Class IB.........       30,865     7.861933          242,655
  Voyager Fund II Class IB.........        1,513     7.859342           11,890
                                                               ---------------
  SUB-TOTAL........................                             15,984,422,390
                                                               ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  American Government Income
   Class IA........................          200    11.068618            2,213
  Asia Pacific Growth Fund
   Class IA........................       10,931     9.618937          105,140
  Diversified Income Fund
   Class IA........................       43,554    12.368781          538,707
  The George Putnam Fund of Boston
   Class IA........................       26,053    10.897872          283,924
  Global Asset Allocation Fund
   Class IA........................       35,486    31.287215        1,110,270
  Global Growth Fund Class IA......      178,192    28.154059        5,016,831
  Growth and Income Fund
   Class IA........................      297,004    48.662952       14,453,082
  Growth and Income Fund
   Class IB........................        2,578    11.056381           28,501
  Growth Opportunities Fund
   Class IA........................        4,147     7.700509           31,936
  Health Sciences Fund Class IA....        9,138    14.101017          128,849
  Health Sciences Fund Class IA....          708    12.879166            9,116
  High Yield Fund Class IA.........       28,619    22.388030          640,716
  Income Fund Class IA.............       30,389    21.912851          665,905
  International Growth Fund
   Class IA........................       47,338    18.900452          894,711
  International Growth and Income
   Fund Class IA...................       55,679    15.868212          883,529
  International New Opportunities
   Fund Class IA...................       27,693    13.610742          376,925
  Investors Fund Class IA..........      254,851    11.793456        3,005,576
  Investors Fund Class IB..........        7,618     8.444001           64,323
  Money Market Fund Class IA.......      332,802     1.663415          553,588
  New Opportunities Fund
   Class IA........................      134,178    30.189528        4,050,773
  New Value Fund Class IA..........       51,408    14.512639          746,069
  OTC & Emerging Growth Fund
   Class IA........................       13,919    10.764839          149,841
  OTC & Emerging Growth Fund
   Class IB........................          861     4.388383            3,780
  Research Fund Class IA...........       14,961    15.218353          227,683
  Small Cap Value Fund Class IA....          191    12.597774            2,412
  Utilities Growth and Income Fund
   Class IA........................       39,443    25.946481        1,023,395
  Vista Fund Class IA..............       51,670    20.439132        1,056,099
  Voyager Fund Class IA............      213,298    71.279790       15,203,834
                                                               ---------------
  SUB-TOTAL........................                                 51,257,728
                                                               ---------------
GRAND TOTAL........................                            $16,035,680,118
                                                               ===============

_____________________________________ SA-15 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                             AMERICAN
                            GOVERNMENT   ASIA PACIFIC      CAPITAL
                              INCOME        GROWTH      APPRECIATION
                           SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT**
                           ------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $213,282    $  4,145,694     $ --
                             --------    ------------     --------
EXPENSES:
  Mortality and expense
   undertakings..........     (54,140)     (1,223,908)        (398)
                             --------    ------------     --------
CAPITAL GAINS INCOME.....      80,914         --            --
                             --------    ------------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       5,846       7,216,282       (6,249)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     338,397     (62,408,486)      (7,646)
                             --------    ------------     --------
    Net gain (loss) on
     investments.........     344,243     (55,192,204)     (13,895)
                             --------    ------------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $584,299    $(52,270,418)    $(14,293)
                             ========    ============     ========

  *  From inception, January 31, 2000, to December 31, 2000.
 **  From inception, November 1, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                            THE GEORGE
                            DIVERSIFIED     PUTNAM FUND    GLOBAL ASSET       GLOBAL           GROWTH           GROWTH
                               INCOME        OF BOSTON      ALLOCATION        GROWTH         AND INCOME     OPPORTUNITIES
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT*
                           --------------  -------------  --------------  ---------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 21,417,172    $   --         $  8,445,792    $  10,548,184    $  80,202,786    $   --
                            ------------    -----------    ------------    -------------    -------------    ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (3,265,378)    (2,016,687)     (5,834,679)     (18,509,397)     (52,637,452)       (417,259)
                            ------------    -----------    ------------    -------------    -------------    ------------
CAPITAL GAINS INCOME.....       --              --           44,115,588      262,920,247      377,654,988        --
                            ------------    -----------    ------------    -------------    -------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,981,958)      (133,144)       (792,738)     (19,041,893)      (9,851,120)        (56,081)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (19,186,312)    15,368,254     (75,531,234)    (741,565,121)    (140,453,364)    (14,907,079)
                            ------------    -----------    ------------    -------------    -------------    ------------
    Net gain (loss) on
     investments.........    (21,168,270)    15,235,110     (76,323,972)    (760,607,014)    (150,304,484)    (14,963,160)
                            ------------    -----------    ------------    -------------    -------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (3,016,476)   $13,218,423    $(29,597,271)   $(505,647,980)   $ 254,915,838    $(15,380,419)
                            ============    ===========    ============    =============    =============    ============

  *  From inception, January 31, 2000, to December 31, 2000.
 **  From inception, November 1, 2000, to December 31, 2000.

_____________________________________ SA-17 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                             HEALTH
                            SCIENCES     HIGH YIELD     INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $   --       $ 53,955,701  $21,781,062
                           -----------  ------------  -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (2,636,800)   (5,537,504)  (3,960,325)
                           -----------  ------------  -----------
CAPITAL GAINS INCOME.....      --            --           --
                           -----------  ------------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (575,393)  (11,642,537)  (4,167,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   61,136,381   (78,251,709)   6,260,590
                           -----------  ------------  -----------
    Net gain (loss) on
     investments.........   60,560,988   (89,894,246)   2,092,601
                           -----------  ------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $57,924,188  $(41,476,049) $19,913,338
                           ===========  ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                         MONEY          NEW
                              GROWTH       AND INCOME    OPPORTUNITIES    INVESTORS      MARKET     OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............  $  7,347,746   $ 10,506,576   $     114,171  $    --        $20,232,290  $    --
                           ------------   ------------   -------------  -------------  -----------  -------------
EXPENSES:
  Mortality and expense
   undertakings..........    (4,862,594)    (2,967,841)     (2,548,531)    (6,552,368)  (4,417,191)   (33,813,942)
                           ------------   ------------   -------------  -------------  -----------  -------------
CAPITAL GAINS INCOME.....    31,879,047     23,033,625      10,750,926       --            --         215,798,067
                           ------------   ------------   -------------  -------------  -----------  -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     2,299,970      1,182,795       1,280,290       (199,698)     --         (13,926,728)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (77,605,491)   (30,237,508)   (100,508,451)  (105,021,148)     --        (908,634,005)
                           ------------   ------------   -------------  -------------  -----------  -------------
    Net gain (loss) on
     investments.........   (75,305,521)   (29,054,713)    (99,228,161)  (105,220,846)     --        (922,560,733)
                           ------------   ------------   -------------  -------------  -----------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(40,941,322)  $  1,517,647   $ (90,911,595) $(111,773,214) $15,815,099  $(740,576,608)
                           ============   ============   =============  =============  ===========  =============

_____________________________________ SA-19 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                               NEW       OTC & EMERGING
                              VALUE          GROWTH          RESEARCH
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 2,135,035    $   --           $   --
                           -----------    -------------    -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (1,860,596)      (2,234,875)    (1,442,732)
                           -----------    -------------    -----------
CAPITAL GAINS INCOME.....    7,563,196        2,064,956        701,193
                           -----------    -------------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (824,490)      (8,250,647)       (15,809)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   22,064,098     (127,751,197)    (4,245,719)
                           -----------    -------------    -----------
    Net gain (loss) on
     investments.........   21,239,608     (136,001,844)    (4,261,528)
                           -----------    -------------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $29,077,243    $(136,171,763)   $(5,003,067)
                           ===========    =============    ===========

 **  From inception, November 1, 2000, to December 31, 2000.
***  From inception, July 17, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                         UTILITIES
                            SMALL CAP                      GROWTH                                         VOYAGER
                              VALUE       TECHNOLOGY     AND INCOME       VISTA          VOYAGER          FUND II
                           SUB-ACCOUNT  SUB-ACCOUNT***  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT**
                           -----------  --------------  ------------  -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   94,078    $   --         $13,501,733   $    --        $     1,399,115     $ --
                           ----------    -----------    -----------   ------------   ---------------     --------
EXPENSES:
  Mortality and expense
   undertakings..........    (243,682)       (46,776)    (5,238,630)    (5,432,058)      (57,009,072)        (761)
                           ----------    -----------    -----------   ------------   ---------------     --------
CAPITAL GAINS INCOME.....      --            --          23,837,673      4,368,783       596,845,017       --
                           ----------    -----------    -----------   ------------   ---------------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (2,397)      (118,647)       799,105       (860,543)      (28,174,477)     (12,770)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   5,098,471     (4,668,999)    30,303,289    (41,434,470)   (1,321,025,234)     (61,727)
                           ----------    -----------    -----------   ------------   ---------------     --------
    Net gain (loss) on
     investments.........   5,096,074     (4,787,646)    31,102,394    (42,295,013)   (1,349,199,711)     (74,497)
                           ----------    -----------    -----------   ------------   ---------------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $4,946,470    $(4,834,422)   $63,203,170   $(43,358,288)  $  (807,964,651)    $(75,258)
                           ==========    ===========    ===========   ============   ===============     ========

 **  From inception, November 1, 2000, to December 31, 2000.
***  From inception, July 17, 2000, to December 31, 2000.

_____________________________________ SA-21 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                             AMERICAN
                            GOVERNMENT   ASIA PACIFIC     CAPITAL
                              INCOME        GROWTH     APPRECIATION
                           SUB-ACCOUNT*  SUB-ACCOUNT   SUB-ACCOUNT**
                           ------------  ------------  -------------
OPERATIONS:
  Net investment (loss)
   gain..................  $   159,142   $  2,921,786    $   (398)
  Capital gains income...       80,914        --           --
  Net realized gain
   (loss) on security
   transactions..........        5,846      7,216,282      (6,249)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      338,397    (62,408,486)     (7,646)
                           -----------   ------------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      584,299    (52,270,418)    (14,293)
                           -----------   ------------    --------
UNIT TRANSACTIONS:
  Purchases..............      478,922      3,523,786      56,643
  Net transfers..........    9,926,496    (28,312,356)    386,876
  Surrenders for benefit
   payments and fees.....        2,079     (6,873,395)          1
  Net annuity
   transactions..........     (109,979)       (14,251)       (521)
                           -----------   ------------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,297,518    (31,676,216)    442,999
                           -----------   ------------    --------
  Net increase (decrease)
   in net assets.........   10,881,817    (83,946,634)    428,706
NET ASSETS:
  Beginning of period....      --         143,211,334      --
                           -----------   ------------    --------
  End of period..........  $10,881,817   $ 59,264,700    $428,706
                           ===========   ============    ========

  *  From inception, January 31, 2000, to December 31, 2000.
 **  From inception, November 1, 2000, to December 31, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                        ASIA PACIFIC
                                           GROWTH
                                        SUB-ACCOUNT
                                        ------------
OPERATIONS:
  Net investment (loss)
   gain..................               $ (1,029,107)
  Capital gains income...                    --
  Net realized gain
   (loss) on security
   transactions..........                  3,372,520
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                 68,792,412
                                        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 71,135,825
                                        ------------
UNIT TRANSACTIONS:
  Purchases..............                  3,806,398
  Net transfers..........                 19,229,603
  Surrenders for benefit
   payments and fees.....                 (4,364,402)
  Net annuity
   transactions..........                     90,120
                                        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 18,761,718
                                        ------------
  Net increase (decrease)
   in net assets.........                 89,897,543
NET ASSETS:
  Beginning of period....                 53,313,791
                                        ------------
  End of period..........               $143,211,334
                                        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                             THE GEORGE
                            DIVERSIFIED     PUTNAM FUND     GLOBAL ASSET        GLOBAL            GROWTH          GROWTH
                               INCOME        OF BOSTON       ALLOCATION         GROWTH          AND INCOME     OPPORTUNITIES
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT*
                           --------------  --------------  --------------  ----------------  ----------------  -------------
OPERATIONS:
  Net investment (loss)
   gain..................   $ 18,151,794    $ (2,016,687)   $  2,611,113    $   (7,961,213)   $   27,565,334   $   (417,259)
  Capital gains income...       --              --            44,115,588       262,920,247       377,654,988        --
  Net realized gain
   (loss) on security
   transactions..........     (1,981,958)       (133,144)       (792,738)      (19,041,893)       (9,851,120)       (56,081)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (19,186,312)     15,368,254     (75,531,234)     (741,565,121)     (140,453,364)   (14,907,079)
                            ------------    ------------    ------------    --------------    --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,016,476)     13,218,423     (29,597,271)     (505,647,980)      254,915,838    (15,380,419)
                            ------------    ------------    ------------    --------------    --------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      7,713,495      10,725,010       9,222,441        47,828,723       127,464,069     10,801,099
  Net transfers..........    (19,627,122)      1,434,497     (21,903,982)       16,772,336      (343,514,496)    52,124,487
  Surrenders for benefit
   payments and fees.....    (21,350,455)     (9,760,855)    (38,768,316)     (109,619,962)     (365,157,178)    (2,666,748)
  Net annuity
   transactions..........       (159,522)        (66,857)        169,692         1,390,329           573,075         44,299
                            ------------    ------------    ------------    --------------    --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (33,423,604)      2,331,795     (51,280,165)      (43,628,574)     (580,634,530)    60,303,137
                            ------------    ------------    ------------    --------------    --------------   ------------
  Net increase (decrease)
   in net assets.........    (36,440,080)     15,550,218     (80,877,436)     (549,276,554)     (325,718,692)    44,922,718
NET ASSETS:
  Beginning of period....    281,476,116     158,983,063     508,490,486     1,673,158,534     4,615,695,353        --
                            ------------    ------------    ------------    --------------    --------------   ------------
  End of period..........   $245,036,036    $174,533,281    $427,613,050    $1,123,881,980    $4,289,976,661   $ 44,922,718
                            ============    ============    ============    ==============    ==============   ============

                                          THE GEORGE
                           DIVERSIFIED   PUTNAM FUND   GLOBAL ASSET      GLOBAL          GROWTH
                              INCOME      OF BOSTON     ALLOCATION       GROWTH        AND INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  ------------  --------------  --------------
OPERATIONS:
  Net investment (loss)
   gain..................  $ 17,103,221  $  2,139,301  $  3,645,952  $  (10,095,725) $    5,465,001
  Capital gains income...       --            209,660    27,622,270      92,127,086     332,181,427
  Net realized gain
   (loss) on security
   transactions..........       (27,663)      (22,537)    1,374,124       5,846,550      (1,138,423)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (15,765,873)   (6,910,385)   16,671,019     562,391,239    (323,924,007)
                           ------------  ------------  ------------  --------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,309,685    (4,583,961)   49,313,365     650,269,150      12,583,998
                           ------------  ------------  ------------  --------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    13,537,388    32,216,493     8,047,527      30,766,152     203,654,134
  Net transfers..........   (10,593,802)   71,992,971   (25,499,112)     (6,965,041)     11,743,160
  Surrenders for benefit
   payments and fees.....   (20,757,282)   (6,814,707)  (29,383,107)    (64,786,786)   (313,086,698)
  Net annuity
   transactions..........       387,231       323,682       288,021         437,345       2,862,757
                           ------------  ------------  ------------  --------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (17,426,465)   97,718,439   (46,546,671)    (40,548,330)    (94,826,647)
                           ------------  ------------  ------------  --------------  --------------
  Net increase (decrease)
   in net assets.........   (16,116,780)   93,134,478     2,766,694     609,720,820     (82,242,649)
NET ASSETS:
  Beginning of period....   297,592,896    65,848,585   505,723,792   1,063,437,714   4,697,938,002
                           ------------  ------------  ------------  --------------  --------------
  End of period..........  $281,476,116  $158,983,063  $508,490,486  $1,673,158,534  $4,615,695,353
                           ============  ============  ============  ==============  ==============

_____________________________________ SA-23 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                              HEALTH
                             SCIENCES     HIGH YIELD      INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $ (2,636,800) $ 48,418,197  $ 17,820,737
  Capital gains income...       --            --            --
  Net realized (loss)
   gain on security
   transactions..........      (575,393)  (11,642,537)   (4,167,989)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    61,136,381   (78,251,709)    6,260,590
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    57,924,188   (41,476,049)   19,913,338
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    17,116,355    10,884,282     9,943,778
  Net transfers..........    91,881,610   (55,795,423)  (36,136,126)
  Surrenders for benefit
   payments and fees.....   (11,255,476)  (44,177,161)  (35,233,267)
  Net annuity
   transactions..........       113,440       113,357       (69,429)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    97,855,929   (88,974,945)  (61,495,044)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets.........   155,780,117  (130,450,994)  (41,581,706)
NET ASSETS:
  Beginning of period....   132,751,447   510,417,654   352,498,966
                           ------------  ------------  ------------
  End of period..........  $288,531,564  $379,966,660  $310,917,260
                           ============  ============  ============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                              HEALTH
                             SCIENCES     HIGH YIELD      INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT**
                           ------------  ------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $ (1,303,965) $ 52,657,021  $ 15,367,257
  Capital gains income...       --            --          5,975,488
  Net realized gain
   (loss) on security
   transactions..........       (28,666)   (1,675,864)     (340,290)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,478,737)  (26,169,927)  (33,473,692)
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,811,368)   24,811,230   (12,471,237)
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    26,786,549    22,103,736    22,113,474
  Net transfers..........    35,811,929   (55,561,867)   22,336,019
  Surrenders for benefit
   payments and fees.....    (5,680,853)  (43,017,635)  (30,504,530)
  Net annuity
   transactions..........         7,497       (33,122)      113,747
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    56,925,122   (76,508,888)   14,058,710
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets.........    53,113,754   (51,697,658)    1,587,473
NET ASSETS:
  Beginning of period....    79,637,693   562,115,312   350,911,493
                           ------------  ------------  ------------
  End of period..........  $132,751,447  $510,417,654  $352,498,966
                           ============  ============  ============

 ** Formerly Putnam U.S. Government and High Quality Bond Sub-Account change effective on April 9, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                          MONEY           NEW
                              GROWTH       AND INCOME    OPPORTUNITIES    INVESTORS       MARKET      OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  --------------
OPERATIONS:
  Net investment (loss)
   income................  $  2,485,152   $  7,538,735   $  (2,434,360) $  (6,552,368) $  15,815,099  $  (33,813,942)
  Capital gains income...    31,879,047     23,033,625      10,750,926       --             --           215,798,067
  Net realized (loss)
   gain on security
   transactions..........     2,299,970      1,182,795       1,280,290       (199,698)      --           (13,926,728)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (77,605,491)   (30,237,508)   (100,508,451)  (105,021,148)      --          (908,634,005)
                           ------------   ------------   -------------  -------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (40,941,322)     1,517,647     (90,911,595)  (111,773,214)    15,815,099    (740,576,608)
                           ------------   ------------   -------------  -------------  -------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    31,580,107      8,588,919      20,859,234     53,547,671     68,697,925     103,500,208
  Net transfers..........    53,594,608      5,959,509      34,499,019     94,114,073    (55,695,469)    147,337,284
  Surrenders for benefit
   payments and fees.....   (18,065,208)   (13,301,331)    (12,924,308)   (30,155,314)  (117,570,066)   (160,329,283)
  Net annuity
   transactions..........       245,907        276,710         433,240        965,396         98,360         430,674
                           ------------   ------------   -------------  -------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    67,355,414      1,523,807      42,867,185    118,471,826   (104,469,250)     90,938,883
                           ------------   ------------   -------------  -------------  -------------  --------------
  Net increase (decrease)
   in net assets.........    26,414,092      3,041,454     (48,044,410)     6,698,612    (88,654,151)   (649,637,725)
NET ASSETS:
  Beginning of period....   350,291,192    232,582,873     190,354,848    473,610,085    444,423,728   2,615,327,088
                           ------------   ------------   -------------  -------------  -------------  --------------
  End of period..........  $376,705,284   $235,624,327   $ 142,310,438  $ 480,308,698  $ 355,769,577  $1,965,689,363
                           ============   ============   =============  =============  =============  ==============

                                          INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL     GROWTH           NEW                         MONEY           NEW
                              GROWTH       AND INCOME    OPPORTUNITIES    INVESTORS       MARKET     OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  --------------  ------------  ------------  --------------
OPERATIONS:
  Net investment (loss)
   income................  $ (2,787,802)  $ (2,582,525)  $   (1,261,150) $ (3,637,258) $ 12,756,768  $  (22,036,093)
  Capital gains income...       --             --              --             --            --           22,256,056
  Net realized gain
   (loss) on security
   transactions..........     1,426,563      2,015,312        3,852,890        (9,389)      --            5,451,734
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   122,393,260     44,768,753       88,295,799    94,977,419       --        1,039,871,912
                           ------------   ------------   --------------  ------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   121,032,021     44,201,540       90,887,539    91,330,772    12,756,768   1,045,543,609
                           ------------   ------------   --------------  ------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    21,416,671      9,338,394        6,456,992    76,548,331    49,910,299      70,100,418
  Net transfers..........    43,414,707      7,110,189       18,917,457   185,287,199   216,517,696      33,449,655
  Surrenders for benefit
   payments and fees.....    (8,882,207)   (10,230,215)      (6,103,547)  (16,578,181) (121,065,526)    (94,557,079)
  Net annuity
   transactions..........       259,824        (68,629)         156,001     1,811,456       274,104         839,512
                           ------------   ------------   --------------  ------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    56,208,995      6,149,739       19,426,903   247,068,805   145,636,573       9,832,506
                           ------------   ------------   --------------  ------------  ------------  --------------
  Net increase (decrease)
   in net assets.........   177,241,016     50,351,279      110,314,442   338,399,577   158,393,341   1,055,376,115
NET ASSETS:
  Beginning of period....   173,050,176    182,231,594       80,040,406   135,210,508   286,030,387   1,559,950,973
                           ------------   ------------   --------------  ------------  ------------  --------------
  End of period..........  $350,291,192   $232,582,873   $  190,354,848  $473,610,085  $444,423,728  $2,615,327,088
                           ============   ============   ==============  ============  ============  ==============

_____________________________________ SA-25 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                               NEW        OTC & EMERGING
                              VALUE           GROWTH          RESEARCH
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -----------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $    274,439    $  (2,234,875)   $ (1,442,732)
  Capital gains income...     7,563,196        2,064,956         701,193
  Net realized (loss)
   gain on security
   transactions..........      (824,490)      (8,250,647)        (15,809)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    22,064,098     (127,751,197)     (4,245,719)
                           ------------    -------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    29,077,243     (136,171,763)     (5,003,067)
                           ------------    -------------    ------------
UNIT TRANSACTIONS:
  PURCHASES..............     5,372,432       32,601,577      13,682,201
  Net transfers..........     5,676,625      114,527,063      49,445,510
  Surrenders for benefit
   payments and fees.....   (10,616,134)     (12,837,596)     (5,626,486)
  Net annuity
   transactions..........       212,237          297,232         119,924
                           ------------    -------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       645,160      134,588,276      57,621,149
                           ------------    -------------    ------------
  Net increase (decrease)
   in net assets.........    29,722,403       (1,583,487)     52,618,082
NET ASSETS:
  Beginning of period....   149,505,513      117,615,246      82,832,529
                           ------------    -------------    ------------
  End of period..........  $179,227,916    $ 116,031,759    $135,450,611
                           ============    =============    ============

 **  From inception, November 1, 2000 to December 31, 2000.
***  From inception, July 17, 2000 to December 31, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                               NEW        OTC & EMERGING
                              VALUE           GROWTH          RESEARCH
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -----------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $ (2,024,222)   $   (494,549)     $  (409,981)
  Capital gains income...     2,599,425         291,321        2,100,941
  Net realized (loss)
   gain on security
   transactions..........      (728,466)        (51,111)           3,620
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,677,084)     49,148,909       10,790,437
                           ------------    ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,830,347)     48,894,570       12,485,017
                           ------------    ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............     8,191,732       8,984,358       16,494,882
  Net transfers..........    (2,806,534)     44,505,495       42,014,115
  Surrenders for benefit
   payments and fees.....    (8,355,209)     (1,966,594)      (2,168,283)
  Net annuity
   transactions..........        43,123          20,689           95,277
                           ------------    ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,926,888)     51,543,948       56,435,991
                           ------------    ------------      -----------
  Net increase (decrease)
   in net assets.........    (5,757,235)    100,438,518       68,921,008
NET ASSETS:
  Beginning of period....   155,262,748      17,176,728       13,911,521
                           ------------    ------------      -----------
  End of period..........  $149,505,513    $117,615,246      $82,832,529
                           ============    ============      ===========

  *  From inception, April 30, 1999 to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                           UTILITIES
                            SMALL CAP                       GROWTH                                         VOYAGER
                              VALUE        TECHNOLOGY     AND INCOME        VISTA          VOYAGER         FUND II
                           SUB-ACCOUNT   SUB-ACCOUNT***   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT**
                           ------------  --------------  -------------  -------------  ---------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $  (149,604)   $   (46,776)   $  8,263,103   $ (5,432,058)  $  (55,609,957)    $   (761)
  Capital gains income...      --             --           23,837,673      4,368,783      596,845,017       --
  Net realized (loss)
   gain on security
   transactions..........       (2,397)      (118,647)        799,105       (860,543)     (28,174,477)     (12,770)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    5,098,471     (4,668,999)     30,303,289    (41,434,470)  (1,321,025,234)     (61,727)
                           -----------    -----------    ------------   ------------   --------------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,946,470     (4,834,422)     63,203,170    (43,358,288)    (807,964,651)     (75,258)
                           -----------    -----------    ------------   ------------   --------------     --------
UNIT TRANSACTIONS:
  PURCHASES..............    3,408,945      3,256,858      11,472,780     36,482,981      179,737,031      131,062
  Net transfers..........   21,779,745     11,726,706     (17,771,876)   145,945,839      101,235,168      824,410
  Surrenders for benefit
   payments and fees.....   (1,169,886)      (210,610)    (42,475,354)   (25,053,261)    (323,177,705)      (1,414)
  Net annuity
   transactions..........        2,106        --              378,922        669,565        3,074,199       --
                           -----------    -----------    ------------   ------------   --------------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   24,020,910     14,772,954     (48,395,528)   158,045,124      (39,131,307)     954,058
                           -----------    -----------    ------------   ------------   --------------     --------
  Net increase (decrease)
   in net assets.........   28,967,380      9,938,532      14,807,642    114,686,836     (847,095,958)     878,800
NET ASSETS:
  Beginning of period....    7,314,677        --          431,813,957    319,039,265    4,612,256,580       --
                           -----------    -----------    ------------   ------------   --------------     --------
  End of period..........  $36,282,057    $ 9,938,532    $446,621,599   $433,726,101   $3,765,160,622     $878,800
                           ===========    ===========    ============   ============   ==============     ========

                                                      UTILITIES
                            SMALL CAP                   GROWTH
                              VALUE                   AND INCOME      VISTA         VOYAGER
                           SUB-ACCOUNT               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------               ------------  ------------  --------------
OPERATIONS:
  Net investment (loss)
   income................  $  (31,728)               $  6,940,290  $ (2,718,771) $  (37,914,233)
  Capital gains income...      22,625                  13,206,014    22,637,128     262,577,634
  Net realized (loss)
   gain on security
   transactions..........     (10,094)                  2,108,928        33,227         721,485
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      43,658                 (30,354,945)   83,347,036   1,425,647,055
                           ----------                ------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      24,461                  (8,099,713)  103,298,620   1,651,031,941
                           ----------                ------------  ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............   1,292,420                  17,307,803    16,637,471     148,997,226
  Net transfers..........   6,150,077                   6,544,954    28,831,699     120,612,605
  Surrenders for benefit
   payments and fees.....    (152,281)                (33,444,261)  (12,112,147)   (189,360,075)
  Net annuity
   transactions..........      --                          71,129       119,647       2,330,058
                           ----------                ------------  ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   7,290,216                  (9,520,375)   33,476,670      82,579,814
                           ----------                ------------  ------------  --------------
  Net increase (decrease)
   in net assets.........   7,314,677                 (17,620,088)  136,775,290   1,733,611,755
NET ASSETS:
  Beginning of period....      --                     449,434,045   182,263,975   2,878,644,825
                           ----------                ------------  ------------  --------------
  End of period..........  $7,314,677                $431,813,957  $319,039,265  $4,612,256,580
                           ==========                ============  ============  ==============

  *  From inception, April 30, 1999 to December 31, 1999.

_____________________________________ SA-27 ____________________________________

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in the various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day. All unit transactions are executed at fair value.

   d) SECURITY CLASS--Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA and class IB shares. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IA 40% are for Company employees only.

      Class IB shares are offered at net asset value and pay an ongoing distribution fee.

   e) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   f) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEES--Annual maintenance fees are deducted through termination of units of interest from applicable contractowner's accounts, in accordance with the terms of the contracts. In addition, certain other charges may apply based on the characteristics of the underlying contract. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) COST OF INSURANCE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

   d) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-28 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.